Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Standard Lithium Ltd
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document, Type	40-F/A
Document, Annual Report	true
Document, Period End Date	Jun. 30, 2021
Entity, File Number	001-40569
Entity, Incorporation, State or Country Code	Z4
Entity, Address, Address Line Two	Suite 110
Entity, Address, Address Line One	375 Water Street
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	V6B 5C6
City Area Code	604
Local Phone Number	409-8154
Title of 12(b) Security	Common Shares
Trading Symbol	SLI
Security Exchange Name	NYSE
Entity, Common Stock Shares, Outstanding	141,166,203
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Amendment Description	Standard Lithium Ltd. (the “Registrant”) is filing this Amendment No. 1 (the “Amendment”) to Form 40-F, which amends the Registrant’s Form 40-F for the year ended June 30, 2021 that was filed with the U.S. Securities and Exchange Commission on October 28, 2021 (the “Original 40-F”). This Amendment does not reflect a change in the results of operations of the Registrant or in any information in the Original 40-F other than to furnish Exhibit 101 to the Original 40-F, which contains the XBRL Interactive Data Files required to be submitted and posted pursuant to Rule 405 of Regulation S-T.
Amendment Flag	true
Entity Central Index Key	0001537137
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line Two	Suite 1000
Entity, Address, Address Line One	1015 15th Street N.W.
Entity, Address, City or Town	Washington
Entity, Address, State or Province	DC
Entity, Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	CT Corporation System